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Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

January 14, 2025

Writer’s Direct Dial Number

(857) 990-1101

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Allspring Master Trust

Registration No. 811-09689

Dear Ladies/Gentlemen:

In connection with the registration of Allspring Master Trust (the “Trust”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”), we are transmitting for filing on EDGAR, pursuant to Rule 8b-11 of the 1940 Act, the Trust’s Amendment No. 130 to its Registration Statement on Form N-1A.

This Amendment No. 130 to the Registration Statement of the Trust is being filed primarily to remove the Allspring Managed Fixed Income Portolfio, which liquidated and terminated as of the close of business on January 13, 2025.

Beneficial interests in the Trust are not being registered under the Securities Act of 1933 (the “1933 Act”) because such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act.

Thank you for your attention to this matter. If you have any questions or comments, please do not hesitate to contact the undersigned at the number set forth above.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle

Managing Counsel